Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions	Note 12— Related Party Transactions Stockholder Promissory Note and Related Party Promissory Note See Note 8. Leases See Note 13.

Note 13 — Related Party Transactions

Stockholder and Related Party Promissory Notes

See Note 9.

Leases

The Company leases its corporate office and one production facility from its majority stockholder under three operating lease agreements. The Company paid the majority stockholder total lease payments $163, for the years ended December 31, 2023, and 2022, under these lease agreements.